UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 31, 2005 – June 30, 2005

Item 1.	Reports to Stockholders.

Semi-Annual Report

June 30, 2005

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

Anson J. Glacy, Jr., Vice President

Michael J. Velotta, Secretary and General Counsel

John C. Lounds, Senior Vice President

John C. Pintozzi, Senior Vice President and Chief Financial Officer

Steven C. Verney, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Bruce A. Teichner, Assistant General Counsel and Secretary

Thomas W. Evans, Senior Vice President

Douglas B. Welch, Vice President

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contractowners of Allstate Assurance Company Separate Account B (the “Separate Account”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This semi-annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2005. Comparative figures that relate to Separate Account B’s activities during the year of 2005 are provided below.

The accumulation value for Separate Account B decreased 4.84% for the first half of 2005 from $15.09 at year-end 2004 to $14.36 on June 30, 2005. During this same period the S&P 500 index decreased by a yield adjusted 0.81%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2005 was 169,589, down from 179,114 at year-end 2004. As a result of withdrawals and changes in the accumulation unit value, total contractowners’ equity on June 30, 2005 was $3,007,873 compared to $3,362,150 on December 31, 2004.

The major U.S. and global equity indexes finished in negative territory for the first six months, including the S&P 500 index, down 0.81%, the NASDAQ, down 5.45% and the Russell 2000 index, which was down 1.83%. As the second quarter wound down, the U.S. economy posted its ninth consecutive quarter of GDP growth above 3%. Consumers and businesses both are saddled with another year of surging energy costs, as retail gasoline prices began to rise again and crude oil quotes coming in around $60 a barrel. While the second half outlook for equities remains favorable, the risks of the market are the high oil prices, rising fed funds rate and a potential frothy housing market. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Additional Information.

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

UnumProvident Corporation paid all expenses relative to the operation of the Separate Account including Board of Managers’ (the “Board”) fees. Accordingly, no member of the Board receives any remuneration from the Separate Account. Each Board member, other than David G. Fussell, receives an annual retainer of $4,000 for serving on the Board. Mr. Fussell received no remuneration from Allstate Assurance Company (“Allstate”) based on his membership on the Board.

PROXY VOTING POLICIES

A description of the Separate Account’s proxy voting policy and procedures is available without charge from the Secretary of the Board by calling toll-free (800)718-8824. You may also view a description of the Separate Account’s proxy voting policy and procedures on the Securities and Exchange Commission (“SEC”) website located at www.sec.gov.

Information regarding how the Separate Account voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Separate Account began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed is available without charge from the Secretary of the Board by calling toll-free (800)718-8824. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, located at www.sec.gov or at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

BY THE BOARD OF MANAGERS

In determining to approve the most recent annual extension of the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”), the Board reviewed several factors. The Board considered the nature and quality of the services expected to be provided by Allstate and Provident Investment Management, LLC (“PIM”) with respect to the Separate Account and determined that Allstate and PIM are sufficiently qualified to provide the level of services expected under the Investment Advisory Agreements. The Board also considered the investment performance of the Separate Account and PIM and determined that Allstate is competent to provide the sub-advisory services necessary to achieve the Separate Account’s investment objective of long-term growth. The Board considered the costs of services to be provided and the profits to be realized by Allstate and PIM and their affiliates from the relationship with the Separate Account and determined that the compensation payable to Allstate and PIM is reasonable. Because the Separate Account is no longer accepting new contractholders, the Board did not consider potential economies of scale or how the fees might reflect economies of scale for the benefit of the Separate Account’s investors. Due to the unique nature of the Separate Account, the Board did not rely upon comparisons of the services to be rendered or the fees to be paid under the Investment Advisory Agreements with those under other investment advisory contracts. The Board did not consider the potential benefits to either Allstate or PIM because neither adviser engages in soft-dollar practices with respect to the Separate Account. After taking into account each of the factors discussed above, the Board determined that it would be prudent to extend the Investment Advisory Agreements.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of the Separate Account. The SAI is available without charge by calling toll-free (800)718-8824.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Henry E. Blaine (75) 403 Country Club ViewDrive Edwardsville, IL 62025	Member, Board of Managers	2005-2006 27 years of service	B&B Enterprises, Partner	1	None

H. Grant Law, Jr. (58) P. O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2005-2006 13 years of service	President, Newton Chevrolet, Inc.; President, Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

The member of the Board listed below is an “interested person” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director
David G. Fussell* (58) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2005-2006 10 years of service	Senior Vice President, UnumProvident Corporation, Chattanooga, Tennessee	1	None

*	Officer of PIM (the investment sub-advisor to the Separate Account) and other subsidiaries within the UnumProvident Corporation holding company system.

None of the members of the Board who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of the Registrant or any of its affiliates.

Allstate Assurance Company Separate Account B

Unaudited Financial Statements

June 30, 2005

STATEMENTS OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2005
ASSETS
Investments:
Common stocks—at market value (Cost: $1,947,102)	$3,029,787
Cash	14,274
Accrued dividends and interest	2,905

TOTAL ASSETS	3,046,966

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Amounts payable for terminations and variable annuity benefits	36,058
Management fee and other amounts due Allstate Assurance Company	3,035

TOTAL LIABILITIES	39,093

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 169,589.255; unit value: $14.363422)	2,435,882
Annuity contracts in pay-out period	571,991

TOTAL CONTRACT OWNERS’ EQUITY	$3,007,873

See accompaying notes to financial statements.

STATEMENTS OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2005
INVESTMENT INCOME
Income:
Dividends	$20,373
Expenses— Note C:
Investment advisory services	7,720
Mortality and expense assurances	10,808

18,528

NET INVESTMENT INCOME	1,845

REALIZED AND UNREALIZED LOSS ON INVESTMENTS—NOTE A
Net realized loss from investment transactions (excluding short-term securities):
Proceeds from sales	184,441
Cost of investments sold	234,393

Net realized loss	(49,952)

Net unrealized appreciation of investments:
At end of period	1,082,685
At beginning of period	1,195,541
Decrease in net unrealized appreciation of investments	(112,856)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(162,808)

DECREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$(160,963)

Ratio of expenses to total investment income	90.94%

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
BALANCE AT BEGINNING OF PERIOD	$3,362,150	$3,569,949
FROM INVESTMENT ACTIVITIES:
Net investment income	1,845	12,804
Net realized loss on investments	(49,952)	(92,131)
Increase (decrease) in net unrealized appreciation of investments	(112,856)	357,404

Increase (decrease) in contract owners’ equity from investment activities	(160,963)	278,077

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
Terminations and death benefits (Units terminated):
2005— 7,751.787;	(112,844)	(368,887)
2004— 26,152.761;
Variable annuity benefits paid (Number of units):
2005— 5,577.961;	(80,470)	(116,989)

2004— 8,311.967;
Decrease in contract owners’ equity from variable annuity contract transactions	(193,314)	(485,876)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(354,277)	(207,799)

BALANCE AT END OF PERIOD	$3,007,873	$3,362,150

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2005

	Number of Shares	Market Value
COMMON STOCKS
CAPITAL GOODS (20.0%)
Allied Waste Industries, Inc. *	2,000	$15,860
Corning, Inc. *	4,000	66,480
Emerson Electric Company	800	50,104
General Electric Company	3,400	117,810
International Paper Company	1,600	48,336
Textron, Inc.	1,500	113,775
Tyco International, Ltd.	4,100	119,720
Waste Management, Inc.	2,500	70,850

		602,935

CONSUMER GOODS (14.4%)
Lear Corporation	1,700	61,846
Lowe’s Companies, Inc.	2,300	133,906
Masco Corporation	3,000	95,280
Newell Rubbermaid, Inc.	1,000	23,840
PepsiCo, Inc.	1,300	70,109
Staples, Inc.	2,250	47,970

		432,951

CONSUMER SERVICES (9.3%)
Comcast Corp., Class A *	3,600	107,820
Time Warner, Inc. *	4,000	66,840
Viacom, Inc., Class B	900	28,818
Wal-Mart Stores, Inc.	1,600	77,120

		280,598

ENERGY (9.8%)
Grant Prideco, Inc. *	3,000	79,350
Schlumberger, Ltd.	1,000	75,940
Weatherford International, Ltd. *	2,400	139,152

		294,442

FINANCIAL (18.9%)
Affiliated Managers Group, Inc. *	1,600	109,328
American Express Company	2,700	143,721
American International Group, Inc.	500	29,050
Bank of America Corporation	2,000	91,220
Citigroup, Inc.	1,500	69,345
JPMorgan Chase & Co.	2,050	72,406
Morgan Stanley	1,000	52,470

		567,540

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - (Continued)

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2005

	Number of Shares	Market Value
COMMON STOCKS - Continued
HEALTH CARE (3.8%)
Eli Lilly & Company	500	$27,855
Johnson & Johnson	764	49,660
Medtronic, Inc.	700	36,253

		113,768

TECHNOLOGY - HARDWARE (6.6%)
Cisco Systems, Inc. *	5,500	105,105
Freescale Semiconductor, Inc. Class B *	276	5,846
Intel Corporation	3,400	88,604

		199,555

TECHNOLOGY - SOFTWARE & SERVICES (12.9%)
First Data Corporation	2,000	80,280
Microsoft Corporation	4,200	104,328
Oracle Corporation *	4,800	63,360
Yahoo!, Inc. *	4,000	138,600

		386,568

TELECOMMUNICATIONS (5.0%)
Motorola, Inc.	2,500	45,650
Sanmina-SCI Corp. *	6,000	32,820
Vodafone Group, PLC Sponsored ADR	3,000	72,960

		151,430

TOTAL COMMON STOCK (100.7%)		3,029,787

TOTAL INVESTMENTS (100.7%)		3,029,787

CASH AND RECEIVABLES LESS LIABILITIES (-0.7%)		(21,914)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,007,873

*	Non-income producing security

ADR – American Depository Receipt

See accompanying notes to financial statements.

SUPPLEMENTARY INFORMATION

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended June 30, 2005	Year Ended December 31,
		2004	2003	2002	2001	2000
Investment income	$0.09	$0.23	$0.11	$0.11	$0.11	$0.12
Expenses	0.08	0.18	0.14	0.15	0.19	0.22

Net investment income (loss)	0.01	0.05	(0.03)	(0.04)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.74)	1.16	3.72	(5.07)	(1.28)	(2.42)

Net increase (decrease) in contract owners’ equity	(0.73)	1.21	3.69	(5.11)	(1.36)	(2.52)
Net contract owners’ equity:
Beginning of period	15.09	13.88	10.19	15.30	16.66	19.18

End of period	$14.36	$15.09	$13.88	$10.19	$15.30	$16.66

Ratio of expenses to average contract owners’ equity	1.20%	1.20%	1.21%	1.19%	1.21%	1.20%
Ratio of net investment income (loss) average contract owners’ equity	0.12%	0.38%	(0.25%)	(0.34%)	(0.51%)	(0.55%)
Portfolio turnover	1%	5%	0%	1%	12%	1%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	169,589	179,114	205,266	211,880	238,382	361,853

See accompanying notes to financial statements.

SUPPLEMENTARY INFORMATION - (Continued)

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31,
	1999	1998	1997	1996	1995
Investment income	$0.12	$0.10	$0.10	$0.11	$0.13
Expenses	0.20	0.14	0.12	0.09	0.07

Net investment income (loss)	(0.08)	(0.04)	(0.02)	0.02	0.06
Net realized and unrealized gain on investments	4.07	3.85	2.96	1.51	1.44

Net increase in contract owners’ equity	3.99	3.81	2.94	1.53	1.50
Net contract owners’ equity:
Beginning of period	15.19	11.38	8.44	6.91	5.41

End of period	$19.18	$15.19	$11.38	$8.44	$6.91

Ratio of expenses to average contract owners’ equity	1.22%	1.07%	1.16%	1.20%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	(0.51%)	(0.30%)	(0.16%)	0.30%	0.89%
Portfolio turnover	14%	11%	25%	28%	101%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	609,502	1,043,607	1,310,831	1,538,926	1,767,394

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2005

NOTE A — INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,272,178 and gross unrealized losses of $189,493 at June 30, 2005. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2005 and the year ended December 31, 2004 is shown below.

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Cost of investments purchased	$11,530	$180,597

Proceeds from investments sold	$184,441	$660,622

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - (Continued)

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2005

NOTE B — FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C — EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately 0.50% and 0.70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
December 1968	1.036279	December	11.384926
December 1969	1.080379	March 1998	12.975484
December 1970	1.030039	June	13.465013
December 1971	1.178612	September	11.758633
December 1972	1.403795	December	15.192155
December 1973	1.126624	March 1999	15.889579
December 1974	0.863269	June	17.218781
December 1975	1.022844	September	15.844714
December 1976	1.156853	December	19.180992
December 1977	1.064425	March 2000	19.749348
December 1978	1.094150	June	19.048770
December 1979	1.219189	September	17.707495
December 1980	1.555258	December	16.659801
December 1981	1.473246	March 2001	4.835643
December 1982	1.812441	June	16.233254
December 1983	2.132092	September	13.226137
December 1984	2.029912	December	15.297123
December 1985	2.480050	March 2002	14.625826
December 1986	2.743444	June	12.053638
December 1987	2.734169	September	9.364676
December 1988	3.087892	December	10.188983
December 1989	3.812606	March 2003	9.728625
December 1990	3.736441	June	11.721042
December 1991	5.036212	September	12.329500
December 1992	5.028547	December	13.879698
December 1993	5.646864	March 2004	14.120048
December 1994	5.410722	June	14.422906
December 1995	6.908158	September	13.795096
March 1996	7.309625	December	15.094382
June	7.593667	January 2005	14.598622
September	7.851947	February	14.620994
December	8.435567	March	14.304578
March 1997	8.468896	April	13.934694
June	10.238554	May	14.405944
September	11.146167	June	14.363422

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1995, on the last valuation day of each quarter from March 1995 through December 2004, and on the last valuation day of each month beginning January 2005. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

The schedule of investments is included under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(a) Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(b) Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2005.